IFRS 7 Disclosure (Summary of Liquid Assets by Type and Currency) (Details) - CAD ($) $ in Millions	Jan. 31, 2025	Oct. 31, 2024
Disclosure Of Liquid Assets By Type And Currency [Line Items]
Bank-owned liquid assets	$ 615,324	$ 634,089
Securities received as collateral from securities financing and derivative transactions	315,805	289,268
Total liquid assets	931,129	923,357
Encumbered liquid assets	349,560	348,400
Unencumbered liquid assets	581,569	574,957
Canadian Dollar [member]
Disclosure Of Liquid Assets By Type And Currency [Line Items]
Bank-owned liquid assets	162,659	163,269
Securities received as collateral from securities financing and derivative transactions	123,371	117,083
Total liquid assets	286,030	280,352
Encumbered liquid assets	115,180	110,064
Unencumbered liquid assets	170,850	170,288
Other than Canadian dollar [member]
Disclosure Of Liquid Assets By Type And Currency [Line Items]
Bank-owned liquid assets	452,665	470,820
Securities received as collateral from securities financing and derivative transactions	192,434	172,185
Total liquid assets	645,099	643,005
Encumbered liquid assets	234,380	238,336
Unencumbered liquid assets	410,719	$ 404,669
Equities [member] | Canadian Dollar [member]
Disclosure Of Liquid Assets By Type And Currency [Line Items]
Bank-owned liquid assets	15,734
Securities received as collateral from securities financing and derivative transactions	6,726
Total liquid assets	22,460
Encumbered liquid assets	18,793
Unencumbered liquid assets	3,667
Equities [member] | Other than Canadian dollar [member]
Disclosure Of Liquid Assets By Type And Currency [Line Items]
Bank-owned liquid assets	58,195
Securities received as collateral from securities financing and derivative transactions	40,775
Total liquid assets	98,970
Encumbered liquid assets	60,943
Unencumbered liquid assets	38,027
U.S. government obligations [member] | Other than Canadian dollar [member]
Disclosure Of Liquid Assets By Type And Currency [Line Items]
Bank-owned liquid assets	82,345
Securities received as collateral from securities financing and derivative transactions	72,642
Total liquid assets	154,987
Encumbered liquid assets	64,916
Unencumbered liquid assets	90,071
Corporate issuer obligations [member] | Canadian Dollar [member]
Disclosure Of Liquid Assets By Type And Currency [Line Items]
Bank-owned liquid assets	5,567
Securities received as collateral from securities financing and derivative transactions	6,710
Total liquid assets	12,277
Encumbered liquid assets	7,318
Unencumbered liquid assets	4,959
Corporate issuer obligations [member] | Other than Canadian dollar [member]
Disclosure Of Liquid Assets By Type And Currency [Line Items]
Bank-owned liquid assets	71,884
Securities received as collateral from securities financing and derivative transactions	16,673
Total liquid assets	88,557
Encumbered liquid assets	28,188
Unencumbered liquid assets	60,369
Cash and central bank reserves [member] | Canadian Dollar [member]
Disclosure Of Liquid Assets By Type And Currency [Line Items]
Bank-owned liquid assets	34,810
Securities received as collateral from securities financing and derivative transactions	0
Total liquid assets	34,810
Encumbered liquid assets	1,054
Unencumbered liquid assets	33,756
Cash and central bank reserves [member] | Other than Canadian dollar [member]
Disclosure Of Liquid Assets By Type And Currency [Line Items]
Bank-owned liquid assets	98,210
Securities received as collateral from securities financing and derivative transactions	0
Total liquid assets	98,210
Encumbered liquid assets	254
Unencumbered liquid assets	97,956
Canadian government obligations [member] | Canadian Dollar [member]
Disclosure Of Liquid Assets By Type And Currency [Line Items]
Bank-owned liquid assets	22,513
Securities received as collateral from securities financing and derivative transactions	84,494
Total liquid assets	107,007
Encumbered liquid assets	51,305
Unencumbered liquid assets	55,702
National Housing Act mortgage backed securities [member] | Canadian Dollar [member]
Disclosure Of Liquid Assets By Type And Currency [Line Items]
Bank-owned liquid assets	40,826
Securities received as collateral from securities financing and derivative transactions	95
Total liquid assets	40,921
Encumbered liquid assets	2,345
Unencumbered liquid assets	38,576
Provincial government obligations [member] | Canadian Dollar [member]
Disclosure Of Liquid Assets By Type And Currency [Line Items]
Bank-owned liquid assets	43,209
Securities received as collateral from securities financing and derivative transactions	25,346
Total liquid assets	68,555
Encumbered liquid assets	34,365
Unencumbered liquid assets	34,190
U.S. federal agency obligations [member] | Other than Canadian dollar [member]
Disclosure Of Liquid Assets By Type And Currency [Line Items]
Bank-owned liquid assets	76,218
Securities received as collateral from securities financing and derivative transactions	14,871
Total liquid assets	91,089
Encumbered liquid assets	29,407
Unencumbered liquid assets	61,682
Other sovereign obligations [member] | Other than Canadian dollar [member]
Disclosure Of Liquid Assets By Type And Currency [Line Items]
Bank-owned liquid assets	65,813
Securities received as collateral from securities financing and derivative transactions	47,473
Total liquid assets	113,286
Encumbered liquid assets	50,672
Unencumbered liquid assets	$ 62,614